Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000218632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class R6/JABUX)
Accumulated Value	$ 1,000,000		$ 1,103,043.44	$ 1,114,652.619232	$ 1,104,235.30993	$ 1,167,717.323077	$ 1,274,537.102759	$ 1,311,664.037183	$ 1,125,874.591367	$ 1,188,877.54273	$ 1,270,866.128487	$ 1,333,993.950648
C000218631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class I/JABTX)
Accumulated Value	250,000		275,760.86	278,663.154808	276,058.827482	291,929.330769	318,634.275689	327,676.307102	281,005.498475	296,571.595739	316,511.581047	331,876.069193
C000218634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class C/JABOX)
Accumulated Value	10,000		11,030.4344	11,146.526192	11,042.353099	11,677.17323	12,745.371027	13,078.287638	11,097.278736	11,601.279516	12,255.534602	12,725.450036
C000218633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class A/JABWX)
Accumulated Value	9,600		10,589.217024	10,700.665145	10,600.658976	11,210.086302	12,235.556187	12,573.565507	10,749.006615	11,320.124232	12,059.663873	12,603.987535
C000008940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class 1/JIGDX)
Accumulated Value	10,000		11,030.4344	11,146.526192	11,042.353099	11,677.17323	12,745.371027	13,107.052284	11,242.139991	11,869.445781	12,674.662692	13,299.024308
C000085587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class A/JIPAX)
Accumulated Value	9,600		10,034.614368	10,480.182855	10,239.892803	10,864.608081	11,409.153755	12,079.536348	10,792.198295	11,044.080001	11,865.319888	12,450.085211
C000085588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class C/JIPCX)
Accumulated Value	10,000		10,379.9374	10,765.681927	10,445.611852	11,005.806255	11,487.458087	12,066.399898	10,715.671407	10,878.225999	11,605.704426	12,092.922343
C000085589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class I/JIPIX)
Accumulated Value	250,000		262,374.5375	274,627.247363	269,118.875647	286,357.223329	301,882.01433	320,286.040016	287,306.69573	294,595.149449	317,446.553461	334,087.168457
C000027206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class NAV/JHSEX)
Accumulated Value	10,000		10,506.948	11,009.746859	10,801.616292	11,508.230702	12,147.804421	12,914.857123	11,586.708973	11,893.992434	12,832.122048	13,533.331432
C000113502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class R2/JIPPX)
Accumulated Value	10,000		10,453.0401	10,904.683245	10,646.200596	11,285.531344	11,841.126178	12,526.422001	11,185.207099	11,424.166857	12,276.805552	12,870.432315
C000106458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class R6/JIPRX)
Accumulated Value	1,000,000		1,050,671.62	1,101,827.591892	1,080,874.720546	1,150,290.678466	1,214,017.897835	1,290,522.81702	1,157,866.698731	1,188,505.704166	1,283,391.625886	1,352,100.871375
C000106468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)
Accumulated Value	1,000,000		1,131,559	1,383,968.352578	1,356,438.025078	1,253,851.363282	1,334,358.563846	1,710,657.219514	1,399,355.137382	1,487,546.710199	1,510,250.302611	1,828,842.980438
C000047776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)
Accumulated Value	10,000		11,314.3654	13,848.575065	13,575.396688	12,540.104899	13,358.449447	17,119.825194	14,012.458281	14,882.143886	15,110.527052	18,314.043406
C000099351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)
Accumulated Value	250,000		282,493.2475	345,455.557198	338,314.807739	312,181.521407	332,177.587621	424,970.81209	347,610.442867	368,709.340013	373,881.502457	452,810.089788
C000099350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)
Accumulated Value	10,000		11,191.565	13,545.329961	13,133.552878	11,989.898066	12,637.825563	16,006.347354	12,952.234959	13,617.451514	13,663.369288	16,379.896732
C000099349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)
Accumulated Value	9,500		10,707.524955	13,051.656043	12,746.592769	11,718.648894	12,434.149635	15,866.73006	12,937.334864	13,678.613361	13,831.308679	16,691.773798
C000056650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class 1/JFIHX)
Accumulated Value	10,000		10,276.137	10,773.121608	11,244.377054	11,625.991758	11,659.564599	12,678.636313	12,455.436655	13,557.267126	14,806.181283	15,805.870953
C000056647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class A/JFIAX)
Accumulated Value	9,750		9,981.965273	10,427.001213	10,849.689216	11,170.515177	11,183.358812	12,123.620729	11,875.26848	12,887.050973	14,032.223963	14,935.048412
C000056649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class C/JFIGX)
Accumulated Value	10,000		10,179.7052	10,558.979638	10,905.374567	11,145.33403	11,063.257338	11,901.425756	11,572.950928	12,465.628415	13,472.410032	14,233.000733
C000056651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class I/JFIIX)
Accumulated Value	250,000		257,047.41	269,322.950689	280,924.788201	289,897.450086	290,894.601648	315,690.821111	309,912.005923	337,088.168029	367,878.913688	392,430.265799
C000056652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class NAV/JFIDX)
Accumulated Value	10,000		10,281.6113	10,784.21625	11,274.957942	11,649.142677	11,688.170217	12,714.103799	12,495.988263	13,606.789899	14,866.356833	15,876.387671
C000106469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class R6/JFIRX)
Accumulated Value	1,000,000		1,028,156.83	1,078,328.621359	1,125,784.073959	1,164,463.234054	1,168,355.207877	1,270,815.78858	1,249,034.3745	1,360,043.153877	1,487,789.341636	1,586,784.389576
C000153967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class R6/JEMIX)
Accumulated Value	1,000,000		1,163,285.18	1,256,202.921105	1,187,365.463186	1,318,596.585032	1,368,539.446009	1,463,279.613631	1,184,679.750014	1,263,635.267168	1,445,801.217919	1,569,975.547107
C000082348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class NAV)
Accumulated Value	10,000		11,629.4244	12,559.69869	11,873.958107	13,191.945846	13,693.801501	14,643.01474	11,840.515385	12,630.908387	14,455.355824	15,701.491626
C000082347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class I/JMKIX)
Accumulated Value	250,000		290,362.2175	313,220.402348	295,800.577631	328,181.93194	340,228.890089	363,743.20422	293,538.925265	312,716.125598	357,365.268064	388,188.336916
C000145673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class C/JMKCX)
Accumulated Value	10,000		11,513.734	12,283.215726	11,496.565795	12,618.50105	12,952.457251	13,712.152286	10,964.057476	11,567.094671	13,092.608228	14,065.668808
C000082346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class A/JMKAX)
Accumulated Value	9,600		11,117.05296	11,954.87765	11,267.970464	12,453.048721	12,871.454969	13,721.665927	11,039.496005	11,742.423438	13,396.410828	14,516.461696
C000140586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class A/JIAFX)
Accumulated Value	9,550		10,231.033325	10,772.841533	10,858.615436	11,458.072902	11,682.677141	13,162.591951	11,951.846067	12,401.829844	14,250.884509	15,627.992084
C000140587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class C/JIAGX)
Accumulated Value	10,000		10,641.276	11,128.366894	11,138.880419	11,673.548016	11,817.960895	13,206.746561	11,902.494758	12,269.657203	13,981.485666	15,218.606107
C000140588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class I/JIAIX)
Accumulated Value	250,000		268,777.715	283,590.804763	286,726.859647	303,750.042615	310,668.484436	350,525.905795	319,127.568815	332,002.030203	382,447.331678	420,465.793706
C000219602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class NAV)
Accumulated Value	10,000		10,641.276	11,128.366894	11,138.880419	11,673.548127	11,842.875044	13,382.726515	12,204.305848	12,713.138019	14,656.940717	16,139.964862
C000140589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class R6/JIASX)
Accumulated Value	1,000,000		1,076,153.35	1,137,774.633367	1,151,408.757465	1,219,761.378422	1,249,774.582947	1,411,635.713675	1,286,768.220266	1,340,090.158177	1,545,144.227942	1,700,410.023471
Bloomberg Global Aggregate Bond USD Hedged C000218631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		267,968.4175	268,709.8084	270,706.714593	299,773.815588	309,592.754033	311,959.791873	280,793.607965	282,347.578758	303,461.923161	314,067.902202
Bloomberg Global Aggregate Bond USD Hedged C000218632 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,071,873.67	1,074,839.233602	1,082,826.858373	1,199,095.262352	1,238,371.016132	1,247,839.167491	1,123,174.431861	1,129,390.315034	1,213,847.692645	1,256,271.608811
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,718.7367	10,748.392336	10,828.268584	11,990.952624	12,383.710162	12,478.391676	11,231.74432	11,293.903152	12,138.476928	12,562.71609
MSCI Emerging Markets C000106468 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,118,321.46	1,392,637.572758	1,383,179.196155	1,322,844.020552	1,514,459.828911	1,834,340.459848	1,434,383.48909	1,452,349.170979	1,671,243.026216	1,952,037.524913
MSCI Emerging Markets C000099351 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		279,580.365	348,159.393189	345,794.799038	330,711.005137	378,614.957227	458,585.114961	358,595.872272	363,087.292744	417,810.756553	488,009.381227
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		11,183.2146	13,926.375728	13,831.791962	13,228.440206	15,144.59829	18,343.4046	14,343.834892	14,523.491711	16,712.430264	19,520.375251
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,596.6456	10,648.792329	10,537.064241	11,608.957006	12,360.445076	12,350.022872	10,927.802266	10,797.408451	11,585.263061	11,948.59788
Bloomberg U S Aggregate Bond C000106469 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
Bloomberg U S Aggregate Bond C000056651 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,916.14	266,219.80822	263,426.606032	290,223.925152	309,011.126904	308,750.571812	273,195.05665	269,935.211276	289,631.576537	298,714.94701
J P Morgan EMBI Global Diversified C000082347 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		285,610.105	299,944.713372	289,838.26822	329,761.730349	338,779.605675	354,345.617239	280,585.735159	296,762.866438	336,592.864881	365,490.139861
J P Morgan EMBI Global Diversified C000153967 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,142,440.42	1,199,778.853489	1,159,353.072879	1,319,046.921395	1,355,118.422697	1,417,382.468951	1,122,342.940631	1,187,051.465745	1,346,371.459515	1,461,960.559432
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Accumulated Value	10,000		11,424.4042	11,997.788535	11,593.530729	13,190.469214	13,551.184227	14,173.82469	11,223.429407	11,870.514658	13,463.714596	14,619.605595
Bloomberg Global Aggregate Bond C000218631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		271,976.8475	272,489.246441	268,789.839785	289,663.058844	305,699.440144	307,286.084435	253,168.512443	252,932.280904	270,381.077352	279,764.468782
Bloomberg Global Aggregate Bond C000218632 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,087,907.39	1,089,956.985765	1,075,159.359141	1,158,652.235379	1,222,797.760578	1,229,144.337743	1,012,674.049776	1,011,729.12362	1,081,524.309411	1,119,057.875133
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,879.0739	10,899.569858	10,751.593592	11,586.522354	12,227.977606	12,291.443378	10,126.740498	10,117.291236	10,815.243094	11,190.578751
Morningstar LSTA U S Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	10,000		10,388.1773	10,990.296729	11,527.028092	11,908.835884	12,016.885228	13,025.671859	13,074.152368	14,299.395642	15,709.971537	16,856.048523
Morningstar LSTA U S Leveraged Loan C000106469 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,038,817.73	1,099,029.672878	1,152,702.809168	1,190,883.588357	1,201,688.52279	1,302,567.185939	1,307,415.2368	1,429,939.564198	1,570,997.153658	1,685,604.852211
Morningstar LSTA U S Leveraged Loan C000056651 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		259,704.4325	274,757.41822	288,175.702292	297,720.897089	300,422.130697	325,641.796484	326,853.809199	357,484.891048	392,749.288413	421,401.213051
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,668.3589	12,395.088263	14,019.391325	14,055.966235	16,415.37121	21,301.326508	18,090.119372	20,912.912272	26,022.973184	30,102.517662
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index
Accumulated Value	10,000		11,160.2249	12,088.641443	12,408.246869	13,317.538586	13,911.701236	15,512.982427	13,699.77664	14,698.777915	16,860.786616	18,270.48006
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,639.6684	11,172.278177	11,518.169116	12,376.388588	13,617.838137	14,750.236685	12,921.62993	13,410.143908	15,054.906239	16,088.670345
MSCI World C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,066,835.89	1,239,508.826343	1,401,939.132538	1,405,596.623502	1,641,537.12097	2,130,132.650741	1,809,011.937141	2,091,291.22713	2,602,297.318311	3,010,251.766103
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,116,022.49	1,208,864.144258	1,240,824.686847	1,331,753.858522	1,391,170.123508	1,551,298.242556	1,369,977.663916	1,469,877.791447	1,686,078.661578	1,827,048.00596
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,063,966.84	1,117,227.817728	1,151,816.911658	1,237,638.858855	1,361,783.813745	1,475,023.668522	1,292,162.993053	1,341,014.390874	1,505,490.623933	1,608,867.034544
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		279,005.6225	302,216.036064	310,206.171711	332,938.46463	347,792.530876	387,824.560638	342,494.415978	367,469.447861	421,519.665394	456,762.00149
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		265,991.71	279,306.954432	287,954.227914	309,409.714713	340,445.953435	368,755.917129	323,040.748262	335,253.597717	376,372.655982	402,216.758635
MSCI World C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000		$ 266,708.9725	$ 309,877.206586	$ 350,484.783135	$ 351,399.155876	$ 410,384.280243	$ 532,533.162686	$ 452,252.984286	$ 522,822.806783	$ 650,574.329578	$ 752,562.941526